Common Stock and Stock Plans, Summary of Restricted Share Rights and Restricted Share Awards (Details) - Restricted Share Rights [Member] - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary of Restricted Share Rights and Restricted Share Awards [Abstract]
Nonvested at January 1, 2018 (in shares)	34,894,376
Granted (in shares)	28,023,158
Vested (in shares)	(14,571,562)
Canceled or forfeited (in shares)	(2,773,474)
Nonvested at December 31, 2018 (in shares)	45,572,498	34,894,376
Weighted- average grant-date fair value
Nonvested at January 1, 2018 (in dollars per share)	$ 50.95
Granted (in dollars per share)	58.47	$ 57.54	$ 48.31
Vested (in dollars per share)	52.12
Canceled or forfeited (in dollars per share)	56.76
Nonvested at December 31, 2018 (in dollars per share)	$ 54.85	$ 50.95